TDAM Institutional Municipal Money Market Fund (First Prospectus Summary) | TDAM Institutional Municipal Money Market Fund
TDAM Institutional Municipal Money Market Fund
Investment Objective

The TDAM Institutional Municipal Money Market Fund (the “Institutional Municipal Fund”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Municipal Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Class	Institutional Service Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Class	Institutional Service Class
Management Fees	0.10%	0.10%
Distribution (12b-1) Fees	none	none
Shareholder Servicing Fees	none	0.25%
All Other Expenses	0.26%	0.26%
Total Other Expenses	0.26%	0.51%
Total Annual Fund Operating Expenses	0.36%	0.61%

Example

This Example is intended to help you compare the cost of investing in the Institutional Municipal Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Municipal Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Municipal Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	37	116	202	456
Institutional Service Class	62	195	340	762

Investment Strategies

The Institutional Municipal Fund is a money market fund. The Institutional Municipal Fund invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Institutional Municipal Fund invests primarily in a diversified portfolio of short-term, high quality, tax-exempt municipal obligations. The Institutional Municipal Fund normally invests at least 80% of its total assets in obligations issued or guaranteed by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities (“municipal securities”). The income from these securities is exempt from regular federal income tax, but may be subject to the federal alternative minimum tax (“AMT”). The municipal securities in which the Institutional Municipal Fund may invest include variable rate demand notes (VRDNs), which are obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days.

Principal Risks

Interest Rate Risk - The income from the Institutional Municipal Fund will vary with changes in prevailing interest rates.

Credit Risk - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis.

Prepayment Risk - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Institutional Municipal Fund to reinvest assets in lower yielding securities.

Municipal Securities Risk - Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

Tax Risk - The Institutional Municipal Fund purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax. Neither the investment manager nor the Institutional Municipal Fund guarantees that this opinion is correct and there is no assurance that the Internal Revenue Service (the “IRS”) will agree with bond counsel's opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to Institutional Municipal Fund shareholders could be recharacterized as taxable.

Banking Industry Risk - The Institutional Municipal Fund may invest a significant portion of its assets in obligations that are backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Institutional Municipal Fund. In addition, the SEC has adopted amendments to money market regulation, may adopt additional reforms, which may impact the operation or performance of the Institutional Municipal Fund.

An investment in the Institutional Municipal Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Institutional Municipal Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance

The following bar chart and table illustrate the risks of investing in the Institutional Class of the Institutional Municipal Fund. The bar chart shows changes in the Institutional Class' performance from year to year. The returns for the Institutional Service Class of the Institutional Municipal Fund will vary from the returns of the Institutional Class as a result of differences in expenses applicable to each Class. The table shows average annual total returns of each Class of the Institutional Municipal Fund. Of course, past performance is not necessarily an indication of how the Institutional Municipal Fund will perform in the future. For updated performance information, please call (866) 416-4031 or visit www.tdamusa.com.

ANNUAL TOTAL RETURN for the periods ended 12/31 each year Institutional Municipal Fund - Institutional Class

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.03% (for the quarter ended 3/31/11) and 0.00% (for the quarter ended 3/31/13), respectively.
AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/13
Average Annual Returns		Label	1 Year	Since Inception	Inception Date
Institutional Class	[1]	Institutional Municipal Fund — Institutional Class	0.01%	0.05%	Jan. 20, 2010
Institutional Service Class	[1]	Institutional Municipal Fund — Institutional Service Class	0.01%	0.01%	Jan. 20, 2010
[1]	As of 12/31/13, the 7-day yields for the Institutional Municipal Fund - Institutional Class and Institutional Service Class were 0.01% and 0.01%, respectively.